SHARE-BASED PAYMENTS - (Summary of Equity Award Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 29, 2017	Dec. 31, 2018	Dec. 30, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (replacement options)		252,500	252,500
Replaced	1,377,730	(252,500)
Weighted Average Exercise Price
Outstanding, December 31, 2017		$ 17.55	$ 17.55
Granted (replacement option)		5.00
Expired		17.55
Replaced		5.00
Outstanding, December 31, 2018		17.62		$ 17.55
Weighted Average Grant Date Fair Value
Granted (replacement option)		4.20
Replaced		$ 3.75
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, December 31, 2016		6,034,054	6,034,054	7,241,667
Granted (new options)				518,175
Forfeited		(312,156)
Expired				(1,125,301)
Exercised				(288,331)
Vested and expected to vest at December 31, 2017				6,034,054
Exercisable at December 31, 2017				5,160,774
Weighted Average Exercise Price
Outstanding, December 31, 2017		$ 10.92	$ 10.92	$ 11.93
Granted (new option)				4.77
Forfeited		21.17
Expired				11.27
Exercised				10.31
Outstanding, December 31, 2018				10.92
Vested and expected to vest at December 31, 2017				10.92
Exercisable at December 31, 2016				9.55
Weighted Average Grant Date Fair Value
Outstanding, December 31, 2016		5.51	$ 5.51
Granted (new option)		5.33
Forfeited		8.55
Expired		5.22
Exercised		4.33
Outstanding Ending Balance		4.57		$ 5.51
Vested and expected to vest at December 31, 2017		4.57
Exercisable at December 31, 2017		$ 3.97
Weighted Average Remaining Contractual Term
Outstanding Beginning Balance		5 years 3 days
Outstanding Ending Balance		4 years 6 months
Vested and expected to vest at December 31, 2016		4 years 6 months
Exercisable at December 31, 2016		3 years 11 months 23 days
Aggregated Intrinsic Value
Outstanding Beginning Balance		$ 136,242	$ 136,242
Outstanding Ending Balance		5,919		$ 136,242
Vested and expected to vest at December 31, 2016		5,919
Exercisable at December 31, 2016		$ 5,919